PGIM Real Assets Fund
Consolidated Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Affiliated Mutual Funds 96.7%
Domestic Equity — 39.1%
PGIM Jennison MLP Fund (Class R6)	1,616,398	$11,880,525
PGIM Jennison Natural Resources Fund (Class R6)	109,994	5,597,594
PGIM Select Real Estate Fund (Class R6)	1,733,282	20,470,063
		37,948,182
Fixed Income — 41.9%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,571,999	17,000,914
PGIM TIPS Fund (Class R6)	2,794,538	23,753,573
		40,754,487
International Equity — 15.7%
PGIM Global Real Estate Fund (Class R6)	411,967	7,584,306
PGIM Jennison Global Infrastructure Fund (Class R6)	520,532	7,667,433
		15,251,739

Total Affiliated Mutual Funds (cost $88,797,276)(wa)		93,954,408
Unaffiliated Exchange-Traded Fund 1.5%
iShares Gold Trust* (cost $1,212,072)(bb)	37,205	1,432,021

Total Long-Term Investments (cost $90,009,348)		95,386,429

Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,869,236)(bb)(wa)	1,869,236	1,869,236

TOTAL INVESTMENTS 100.1% (cost $91,878,584)		97,255,665
Liabilities in excess of other assets (0.1)%		(117,935)

Net Assets 100.0%		$97,137,730

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

MLP—Master Limited Partnership

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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